Compass 2 and Compass 3 Variable Accounts:

                           High Yield Variable Account

          Supplement to the Current Statement of Additional Information

Effective  immediately,   the  applicable  section  of  the  chart  beneath  the
sub-heading entitled "Other Accounts", under the heading entitled "MANAGEMENT OF THE VARIABLE ACCOUNTS - (2) Portfolio Managers" is hereby restated as follows:

Other Accounts

In addition to the Variable Accounts, the Variable Accounts' portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, including the Variable Accounts, managed by the Portfolio Managers, were as follows:

                                                                                    Number of Accounts
                   Variable                        Category of Accounts Managed        in Each Such      Total Assets Managed
As of              Account     Portfolio Manager       by Portfolio Manager              Category        in Each Such Category
----------------- ------------- ------------------ -------------------------------- --------------------- ----------------------
----------------- ------------- ------------------ -------------------------------- --------------------- ----------------------
                                                        Registered Investment
September 30, 2006      High Yield     John F. Addeo    Companies                             14              $4,722,600,233
                                                        Other Pooled Investment
                                                        Vehicles                               3              $  498,841,504
                                                        Other Accounts                         2              $  529,737,425
                                                        Other Accounts -
                                                        Performance Based Fee                  0              $            0
                                                        Registered Investment
                                       David P. Cole    Companies                             11              $4,294,692,705
                                                        Other Pooled Investment
                                                        Vehicles                               2              $  231,877,771
                                                        Other Accounts                         0              $            0
                                                        Other Accounts -
                                                        Performance Based Fee                  0              $            0

                The date of this Supplement is November 13, 2006.